Commitments - Additional Information (Detail) m³ in Thousands, R$ in Thousands	Apr. 09, 2021 BRL (R$) m³	Dec. 31, 2022 BRL (R$) T
Disclosure of commitments and contingencies [line items]
Obligations regarding minimum purchase limits | R$		R$ 0
Aratu [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton		8.71
Suape [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton		3.05
Itaqui [Member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton		0.94
Itaqui [Member] | Area port lease [member] | Ultracargo Logística S.A. | Area IQI13 [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity | m³	79
Estimated investments to port concessions | R$	R$ 310,000
Minimum lease period of port concession	20 years
Estimated investments, disbursement period	6 years